LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 12 – LOSS PER SHARE:

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSU’s and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2022 and 2021 since their effect was anti-dilutive. The following potentially dilutive securities outstanding for the year ended December 31, 2022 and 2021 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	As of December 31,
	2022	2021
Common stock purchase options	6,818,616	9,164,647
Restricted stock units	1,700,000	74,001
Common stock purchase warrants	-	2,952,381
	8,518,616	12,191,029

	Year ended December 31
	2022	2021

Basic and diluted:
Loss attributable to equity holders of the Company	$32,304	$29,920

Weighted average number of ordinary shares in issue	77,554,740	66,346,506

Loss per ordinary share	$0.42	$0.45